Inventories and Work in Progress (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	December 31,
	2015	2016	2017
	(thousands of Euros)
Inventories of raw materials	69	69	—
Depreciation of inventories	(69)	(69)	—

Total net value of the inventories	—	—	—